Revenue	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Revenue
NOTE 23. REVENUE

Years ended December 31,	2021	2020	2019
Engineered Systems	$354,127	$598,566	$1,448,503
Service 1	327,376	303,269	350,992
Energy Infrastructure 1,2	278,653	315,217	245,927

Total revenue	$960,156	$1,217,052	$2,045,422

1
During the second quarter of 2020, revenues from the operation and maintenance of BOOM contracts have been reclassified from the Service to
Energy
I
nfrast
ructure
product line, including $11,717 previously disclosed during the first quarter of 2020. For the year ended December 31, 2019, $43,594 of revenues have been reclassified from Service to
Energy
I
nfrastructure
.

This new classification creates better alignment with management’s internal metrics, as the operations and maintenance of these facilities are considered costs and revenue associated with the rental of the facilities.

2
Energy Infrastructure revenue for 2021 and 2020 includes the recognition of revenue from finance lease transactions in the fourth quarter of the same period. Upon commencement of the renegotiated leases, the Company recognized the sale of the related rental assets and a corresponding finance lease receivable. Refer to Note 11 for further details on finance leases.

Revenue by geographic location, which is attributed by destination of sale, is as follows:

Years ended December 31,	2021	2020	2019
United States	$451,675	$549,854	$954,350
Canada	173,181	206,508	484,251
Oman	84,486	53,664	105,721
Australia	61,520	65,683	71,592
Bahrain	40,361	108,358	42,864
Argentina	34,321	21,276	24,522
Mexico	27,355	32,945	46,300
Colombia	17,795	32,671	17,375
Brazil	17,289	11,130	10,953
Nigeria	7,853	92,334	256,177
Bolivia	7,775	6,264	4,037
Other	36,545	36,365	27,280

Total revenue	$960,156	$1,217,052	$2,045,422

The following table outlines the Company’s unsatisfied performance obligations, by product line, as at December 31, 2021:

	Less than one year	One to two years	Greater than two years	Total
Engineered Systems	$556,844	$705	$—	$557,549
Service	33,192	13,437	44,665	91,294
Energy Infrastructure	158,616	141,366	709,555	1,009,537

	$748,652	$155,508	$754,220	$1,658,380